UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York       November 14, 2008
-----------------------------      -------------------      -----------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          41
                                               -------------

Form 13F Information Table Value Total:         $638,115
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             13F File Number                 Name

NONE

                           FORM 13F INFORMATION TABLE




         COLUMN 1               COLUMN 2        COLUMN3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
AGL RES INC                   COM              001204106    20,320    647,536 SH        SOLE                    647,536
ALLEGHENY ENERGY INC          COM              017361106    11,459    311,642 SH        SOLE                    311,642
ALLIANT ENERGY CORP           COM              018802108    10,855    337,000 SH        SOLE                    337,000
ALPHA NATURAL RESOURCES INC   COM              02076X102    12,977    252,319 SH        SOLE                    252,319
ARCH COAL INC                 COM              039380100       520     15,823 SH        SOLE                     15,823
BUCYRUS INTL INC NEW          COM              118759109    10,732    240,203 SH        SOLE                    240,203
BURLINGTON NORTHN SANTA FE C  COM              12189T104    34,984    378,496 SH        SOLE                    378,496
CENTRAL VT PUB SVC CORP       COM              155771108     1,301     55,500 SH        SOLE                     55,500
CMS ENERGY CORP               COM              125896100    44,480  3,567,000 SH        SOLE                  3,567,000
CONSTELLATION ENERGY GROUP I  COM              210371100     7,445    306,385 SH        SOLE                    306,385
DOMINION RES INC VA NEW       COM              25746U109     3,850     90,000 SH        SOLE                     90,000
DYNEGY INC DEL                CL A             26817G102     4,931  1,377,441 SH        SOLE                  1,377,441
EDISON INTL                   COM              281020107    24,325    609,655 SH        SOLE                    609,655
ENERGEN CORP                  COM              29265N108     5,262    116,214 SH        SOLE                    116,214
ENERGYSOUTH INC               COM              292970100     5,786     94,192 SH        SOLE                     94,192
ENTERGY CORP NEW              COM              29364G103    20,245    227,448 SH        SOLE                    227,448
EXELON CORP                   COM              30161N101     3,945     63,000 SH        SOLE                     63,000
FIRST SOLAR INC               COM              336433107     2,456     13,000 SH        SOLE                     13,000
FPL GROUP INC                 COM              302571104    40,552    806,196 SH        SOLE                    806,196
GRANITE CONSTR INC            COM              387328107     6,424    179,348 SH        SOLE                    179,348
ITRON INC                     COM              465741106     1,412     15,954 SH        SOLE                     15,954
NISOURCE INC                  COM              65473P105     5,436    368,300 SH        SOLE                    368,300
NORTH AMERN ENERGY PARTNERS   COM              656844107    10,016    965,884 SH        SOLE                    965,884
NORTHEAST UTILS               COM              664397106    22,072    860,490 SH        SOLE                    860,490
NRG ENERGY INC                COM NEW          629377508     2,380     96,168 SH        SOLE                     96,168
PEABODY ENERGY CORP           COM              704549104    13,003    288,946 SH        SOLE                    288,946
PORTLAND GEN ELEC CO          COM NEW          736508847    19,059    805,547 SH        SOLE                    805,547
QUANTA SVCS INC               COM              74762E102    27,931  1,034,113 SH        SOLE                  1,034,113
SCANA CORP NEW                COM              80589M102    12,544    322,220 SH        SOLE                    322,220
SELECT SECTOR SPDR TR         SBI INT-UTILS    81369Y886     8,280    249,164 SH        SOLE                    249,164
SEMPRA ENERGY                 COM              816851109    55,841  1,106,418 SH        SOLE                  1,106,418
SIERRA PAC RES NEW            COM              826428104       762     79,500 SH        SOLE                     79,500
SPDR GOLD TRUST               GOLD SHS         78463V107    11,170    131,300 SH        SOLE                    131,300
SPX CORP                      COM              784635104    25,312    328,727 SH        SOLE                    328,727
SUNPOWER CORP                 COM CL A         867652109     1,803     25,423 SH        SOLE                     25,423
TSAKOS ENERGY NAVIGATION LTD  SHS              G9108L108     3,848    129,739 SH        SOLE                    129,739
UNION PAC CORP                COM              907818108    39,256    551,665 SH        SOLE                    551,665
URS CORP NEW                  COM              903236107    14,976    408,399 SH        SOLE                    408,399
VECTREN CORP                  COM              92240G101    16,188    581,256 SH        SOLE                    581,256
WILLIAMS COS INC DEL          COM              969457100    15,417    651,890 SH        SOLE                    651,890
WISCONSIN ENERGY CORP         COM              976657106    58,560  1,304,241 SH        SOLE                  1,304,241
